Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 68,780,000
Previously Paid Amount	0
Total Fee Amount	9,498.52
Total Offset Amount	0
Net Fee	$ 9,498.52